DISCONTINUED OPERATIONS - Narrative (Details) - CAD ($) $ in Millions		12 Months Ended
	Feb. 16, 2024	Mar. 31, 2024	Mar. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Depreciation and amortization		$ 374.8	$ 342.2
Research and development obligation		36.9
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total consideration	$ (293.4)
Depreciation and amortization		$ 6.1	$ 12.0